Share-Based Payments - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2025 CAD ($) shares $ / shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 CAD ($) shares $ / shares	Mar. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in CAD/USD per option) | $ / shares			$ 2.45
Share based payment arrangement, maximum eligible employee annual bonus DSU	50.00%	50.00%
Share based payment arrangement, maximum eligible employee annual matching DSUs	25.00%	25.00%
Vesting date, deferred stock units	1 year	1 year
Share-based compensation	$ 2,327,000		$ 2,764,000
Settlement of RSUs	264,000		371,000
Datum Consulting Group, LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares	913,000		2,099,000
XRM Vision Inc.
Disclosure of terms and conditions of share-based payment arrangement [line items]
Value of vested shares	770,000		0
Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 2,327,000		$ 2,764,000
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Settlement period, Canadian participants	90 days	90 days
Number of other equity instruments settled (in shares) | shares	107,637	107,637	73,682
Share-based compensation	$ (192,000)
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,471,139		1,178,080	666,974
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ 0
DSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ (262,000)
Issuance of subordinate voting shares from settlement of DSUs and RSUs			(201,000)
DSUs | Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 70,000
DSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ 201,000
Number of instruments issued (in shares) | shares			73,682
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,935,286	1,935,286	349,700
Number of other equity instruments settled (in shares) | shares	116,566	116,566	181,498
Share-based compensation			$ (371,000)
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,155,231		349,700	181,498
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ (97,000)		$ 0
Number of other equity instruments surrendered for cancellation (in shares) | shares	46,726	46,726
RSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation			(371,000)
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ (266,000)		(33,000)
RSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 169,000		$ 33,000
Number of instruments issued (in shares) | shares	69,840	69,840	14,707
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	1,510,468	1,510,468	1,349,752
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 1.64		$ 2.30
Aggregate fair value of other equity instruments granted	$ 2,477,000		$ 3,104,000
Number of other equity instruments settled (in shares) | shares	89,712	89,712	0
Share-based compensation	$ (72,000)
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	3,072,867		2,156,527	855,383
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ (54,000)
PSUs | Contributed surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	(346,000)
Issuance of subordinate voting shares from settlement of DSUs and RSUs	(521,000)
PSUs | Deficit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	274,000
Issuance of subordinate voting shares from settlement of DSUs and RSUs	245,000
PSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs	$ 222,000
Number of instruments issued (in shares) | shares	23,812	23,812
Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years	4 years
Long Term Incentive Plan | DSUs issued under the LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	1,274,088
Long Term Incentive Plan | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares			181,498
Settlement of RSUs			$ 371,000
Long Term Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares	55,942	55,942
Number of other equity instruments surrendered for cancellation (in shares) | shares	32,130	32,130
Other equity instruments surrendered for cancellation, value		$ 299
Share Unit Plan, SUP | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of other equity instruments granted (in CAD per share)			$ 2.30
Performance share units (in shares) | shares	197,051		304,688
Compensation expense related to the options granted			$ 701,000
Share Unit Plan, SUP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Number of other equity instruments granted (in shares) | shares	1,935,286	1,935,286	349,700
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 1.67		$ 2.23
Compensation expense related to the options granted	$ 3,232,000		$ 780,000
Number of other equity instruments outstanding in share-based payment arrangement (in shares) | shares	2,155,231
Other than Long Term Incentive Plan | PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments settled (in shares) | shares	33,770	33,770
Multiple Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options available to purchase of shares (in shares) | shares	352,632	352,632	505,264
Exercised (in CAD/USD per option) | $ / shares	$ 3.01
Subordinate Voting Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares			73,682
Proceeds from issuing shares			$ 201,000
Subordinate Voting Shares | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of shares upon settlement of PSUs (in shares) | shares	23,812	23,812
Issuance of shares upon settlement of PSUs	$ 222,000
Subordinate Voting Shares | DSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ 201,000
Number of instruments issued (in shares) | shares			73,682
Subordinate Voting Shares | RSUs | Share capital
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of subordinate voting shares from settlement of DSUs and RSUs			$ 33,000
Number of instruments issued (in shares) | shares			14,707
Subordinate Voting Shares | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares			14,707
Proceeds from issuing shares			$ 33,000
Non-employee directors | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted (in shares) | shares	400,696	400,696	280,100
Non-employee directors | Long Term Incentive Plan | DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of other equity instruments granted (in CAD per share)	$ 1.80		$ 2.01
Aggregate fair value of other equity instruments granted	$ 721,000		$ 563,000
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options | shares	2,735,066		3,320,696
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options | shares	2,036,314		1,932,064
Subordinate Voting Shares and Multiple Voting Shares | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of aggregate number of shares issued and outstanding	10.00%	10.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee’s basic contribution	10.00%	10.00%